Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories

Note 7. Inventories

Inventories consisted of the following:

	June 30, 2026	December 31, 2025
Raw material	$137,308	$121,609
Work-in-progress	138,572	120,333
Finished goods	61,820	73,662
Inventories	$337,700	$315,604

Note 7. Inventories

Inventories consisted of the following:

	December 31,
	2025	2024
Raw material	$121,609	$97,793
Work-in-progress	120,333	129,762
Finished goods	73,662	74,393
Inventories	$315,604	$301,948